Deposits (Schedule Of Maturities Of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
2014	$ 72,679
2015	53,099
2016	35,541
2017	18,409
2018	15,786
Thereafter	6,588
Time Deposits, Total	$ 202,102	$ 160,550